Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	PATRIOT NATIONAL BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, Incorporation, State or Country Code	CT
Entity, File Number	000-29599
Entity, Tax Identification Number	06-1559137
Entity, Address, Address Line One	900 Bedford Street
Entity, Address, City or Town	Stamford
Entity, Address, State or Province	CT
Entity, Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	252-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PNBK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001098146